UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03907
                                   ---------------------------------------------

                      The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

            Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 29, 2008
                         -------------------------------------------------------

Date of reporting period: August 31, 2007
                          ------------------------------------------------------

Item 1. Reports to Stockholders.

------------------------------                    ------------------------------
                                     [LOGO]
                                 EMPIRE BUILDER
                              --------------------
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We  are  pleased  to  present  The  Empire  Builder   Tax-Free  Bond  Fund
Semi-Annual Report for the period ended August 31, 2007.

      From January 1 through August 31, 2007, the Builder class was up 0.17%, and the Premier class was up 0.29%. Troubles in the housing market and subprime mortgage industry continue to pressure all fixed income markets, including municipals. The Federal Reserve Board responded by cutting the Federal Fund Rate by 50 basis points at their September meeting, which is currently 4.75%. This move should open up some opportunities for the Fund.

      We will continue to focus on maintaining the high credit quality of the bonds in the Fund. When the right opportunities present themselves, we will continue to extend the maturity of the portfolio cautiously, as preservation of capital is our number one concern.

      In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.


/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus

Expense Examples (Unaudited):

As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, exchange fees and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 through August 31, 2007.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                          Beginning        Ending      Expenses Paid      Expense Ratio
                                                        Account Value  Account Value   During Period*     During Period
                                                           3/1/07          8/31/07    3/1/07 - 8/31/07   3/1/07 - 8/31/07
                                                        -------------  -------------  ----------------   ----------------
The Empire Builder Tax Free Bond Fund    Builder Class   $1,000.00         $995.50          $6.62             1.32%
                                         Premier Class    1,000.00          995.90           5.67             1.13%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning        Ending      Expenses Paid     Expense Ratio
                                                        Account Value  Account Value   During Period*    During Period
                                                           3/1/07          8/31/07    3/1/07 - 8/31/07  3/1/07 - 8/31/07
                                                        -------------  -------------  ----------------  ----------------
The Empire Builder Tax Free Bond Fund    Builder Class    $1,000.00      $1,018.50          $6.70             1.32%
                                         Premier Class     1,000.00       1,019.46           5.74             1.13%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the on-half year period).

                      THE EMPIRE BUILDER TAX FREE BOND FUND


                   Portfolio of Investments -- August 31, 2007
                                   (Unaudited)

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities (86.6%)                                          Amount        (Note 2)
---------------- ----------------------------                                         ---------     -----------
                 New York City (19.1%)
                 New York City, General Obligation
                 Series A
    AAA/AAA         5.250%, 11/1/2015, (MBIA) ....................................    $5,000,000    $ 5,308,850
                 Series B
    AAA/AAA         5.250%, 8/1/2017, Callable 8/1/2007 @ 101, (AMBAC) ...........       730,000        738,052
    AAA/AAA         5.125%, 8/1/2019, Callable 8/1/2010 @ 101, (FGIC) ............     2,000,000      2,076,660
    AAA/AAA         5.375%, 8/1/2022, Callable 8/1/2007 @ 101, (MBIA) ............     1,215,000      1,228,535
    AAA/AAA      New York City, Health & Hospitals Corporation,
                    Health System Revenue, Series A, 5.500%,
                    2/15/2018, Callable 2/15/2012 @ 100, (FSA) ...................     1,000,000      1,060,080
                 New York City, Transitional Finance Authority, Series B
    AA2/AAA         5.000%, 11/1/2014, Non Callable ..............................     3,590,000      3,841,264
    AA2/AAA         5.000%, 11/1/2016, Non Callable ..............................     1,500,000      1,611,585
    AA2/AAA         5.000%, 11/1/2017, Callable 5/1/2017 @ 100 ...................     1,305,000      1,397,799
                                                                                                    -----------
                 Total New York City..............................................                   17,262,825
                                                                                                    -----------
                 New York State Agencies (39.1%)
                 New York State Dormitory Authority (39.1%)
                 Augustana Lutheran Home for the Aged, Series A
    AAA/AAA         5.500%, 8/1/2020, Callable 8/1/2010 @ 101,
                    (FHA/MBIA) ...................................................       850,000        893,860
    AAA/AAA         5.500%, 8/1/2030, Callable 8/1/2010 @ 101,
                    (FHA/MBIA) ...................................................       750,000        785,122
    AAA/AAA      Good Samaritan Medical Center, Series A, 5.625%,
                    7/1/2012, Callable 7/1/2009 @ 101, (MBIA) ....................     1,365,000      1,421,866
    AA2/AA       Memorial Sloan-Kettering Cancer Center, Series 1,
                    5.000%, 7/1/2034, Callable 7/1/2013 @ 100 ....................     3,000,000      3,008,790
    AAA/AAA      Mental Health Services Facilities Improvement,
                    Series A, 5.000%, 2/15/2019, Callable 2/15/2015
                    @ 100, (AMBAC) ...............................................     2,500,000      2,613,650
    AAA/AAA      New York Medical College, 5.250%, 7/1/2013, Callable
                    7/1/2008 @ 101, (MBIA) .......................................     1,015,000      1,037,168
    AAA/AAA      New York University, Series 2, 5.500%, 7/1/2018,
                    Callable 7/1/2011 @ 100, (AMBAC) .............................       500,000        528,305
                 North Shore L I Jewish Obligated Group, Series A
     A3/NR          5.000%, 5/1/2032, Callable 05/01/2017 @ 100 ..................     1,000,000        972,320
     A3/NR          5.000%, 5/1/2037, Callable 05/01/2017 @ 100 ..................     3,000,000      2,887,650
                 Park Ridge Housing, Inc.
    AAA/AAA         6.375%, 8/1/2020, Callable 8/1/2010 @ 101,
                    (AMBAC/FNMA) .................................................     1,000,000      1,075,970
    AAA/AAA         6.500%, 8/1/2025, Callable 8/1/2010 @ 101,
                    (AMBAC/FNMA) .................................................     1,470,000      1,586,689
                 Rochester Institute of Technology, Series A
    AAA/NR          5.250%, 7/1/2016, Callable 7/1/2012 @ 100, (AMBAC) ...........     2,045,000      2,161,504
    AAA/NR          5.250%, 7/1/2017, Callable 7/1/2012 @ 100, (AMBAC) ...........     2,155,000      2,276,800

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities--continued                                        Amount        (Note 2)
---------------- ----------------------------                                         ---------     -----------
                 New York State Agencies--(continued)
    AAA/AAA      School Districts Financing, Series C, 5.250%,
                    4/1/2021, Callable 10/1/2012 @ 100, (MBIA) ...................   $ 1,300,000    $ 1,361,737
    AAA/AAA      Special Acts School Districts Program, 6.000%,
                    7/1/2019, Callable 7/1/2007 @ 100, (MBIA) ....................     3,540,000      3,545,310
                 St. Lawrence - Lewis BOCES
    AAA/AAA         4.000%, 8/15/2018, Callable 8/15/2017 @ 100,
                    (FSA State Aid Withholding) ..................................       100,000         98,344
    AAA/AAA         4.125%, 8/15/2020, Callable 8/15/2017 @ 100,
                    (FSA State Aid Withholding) ..................................       110,000        107,037
    AAA/AAA         4.250%, 8/15/2021, Callable 8/15/2017 @ 100, (FSA) ...........       100,000         97,429
    NR/AA-       State Supported Debt, Department of Education,
                    Series A, 5.000%, 7/1/2018, Callable 7/1/2016 @ 100 ..........     1,000,000      1,054,640
     A1/A+       University of Rochester, Series A1, 5.000%, 7/1/2019,
                    Callable 1/1/2017@100 ........................................     2,305,000      2,400,727
                 Upstate Community Colleges
                 Series B
    AAA/AAA         5.250%, 7/1/2015, Callable 7/1/2014 @ 100, (FGIC-TCRS) .......     3,140,000      3,389,661
                 Series A
    AAA/AAA         6.000%, 7/1/2019, Prerefunded 7/1/2010 @ 101, (FSA) ..........     1,000,000      1,073,120
    AAA/AAA         6.000%, 7/1/2020, Prerefunded 7/1/2010 @ 101, (FSA) ..........       845,000        906,786
                                                                                                    -----------
                 Total New York State Agencies....................................                   35,284,485
                                                                                                    -----------
                 Other New York State Agencies (13.7%)
    AAA/AAA      Metropolitan Transportation Authority, Revenue, Series B,
                    5.250%, 11/15/2017, Callable 11/15/2013 @ 100, (FGIC) ........     6,820,000      7,318,065
    AAA/AAA      Metropolitan Transportation Authority, Service Contracts,
                    Series A, 5.000%, 7/1/2030, Callable 7/1/12 @ 100, (AMBAC) ...     2,000,000      2,035,840
    AAA/AAA      New York Convention Center Development Corp., Hotel
                    Unit Fee, Revenue, 5.000%, 11/15/2044, Callable
                    11/15/2015 @ 100, (AMBAC) ....................................     1,325,000      1,334,646
    AAA/AAA      New York State Environmental Facilities Corp., State
                    Water Pollution Control Revenue, Revolving Fund,
                    Pooled Loan, 5.900%, 1/15/2018, Callable 1/15/2007
                    @ 101, (POL CTL-SRF) .........................................       725,000        730,604
    A1/AA-       New York State Urban Development Corp., Empire State
                    Development, University Facilities Grants, 6.000%,
                    1/1/2009, Non Callable .......................................       905,000        931,209
                                                                                                    -----------
                 Total Other New York State Agencies..............................                   12,350,364
                                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities--continued                                        Amount        (Note 2)
---------------- ----------------------------                                         ---------     -----------
                 Other New York State Bonds (14.7%)
     A3/NR       Albany Housing Authority, Limited Obligation, 6.250%,
                    10/1/2012, Callable 10/1/2007 @ 100 ..........................   $ 1,000,000    $ 1,001,770
                 Corning, City School District, General Obligation
    AAA/NR          5.000%, 6/15/2012, Non Callable, (FSA) .......................     1,000,000      1,056,400
    AAA/NR          5.000%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA) ...........       970,000      1,021,662
    AAA/NR          5.000%, 6/15/2014, Callable 6/15/2012 @ 100, (FSA) ...........       600,000        630,084
                 Evans, General Obligation
    AAA/AAA         6.800%, 4/15/2012, Non Callable, (AMBAC) .....................       225,000        254,817
    AAA/AAA         6.800%, 4/15/2013, Non Callable, (AMBAC) .....................       225,000        259,178
    AAA/NR       Fayetteville Manlius, Central School District, General
                    Obligation, 5.000%, 6/15/2016, Callable 6/15/2012
                    @ 101, (FGIC) ................................................       375,000        395,246
                 Ilion, Central School District, General Obligation, Series B
    AAA/NR          5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC) ..........       550,000        594,561
    AAA/NR          5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ..........       500,000        540,055
    AAA/AAA      Mount Sinai, Union Free School District, General Obligation,
                    6.200%, 2/15/2012, Non Callable, (AMBAC) .....................     1,065,000      1,173,630
                 North Hempstead, General Obligation, Series B
    AAA/AAA         6.375%, 4/1/2009, Non Callable, (FGIC) .......................       570,000        594,214
    AAA/AAA         6.400%, 4/1/2010, Non Callable, (FGIC) .......................       560,000        597,604
    AAA/AAA      Oneida County, IDA Civic Facilities, Mohawk Valley Network,
                    St. Luke's Memorial Hospital, 5.000%, 1/1/2013, Callable
                    1/1/2008 @ 101, (FSA) ........................................     2,000,000      2,027,960
    AAA/NR       Oyster Bay, General Obligation, 5.000%, 3/15/2011,
                    Non Callable, (FSA) ..........................................       430,000        449,191
    AAA/NR       Southern Cayuga, Central School District, General Obligation,
                    5.000%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) ...........       400,000        420,616
                 Suffolk County, General Obligation, Series D
    AAA/AAA         5.000%, 11/1/2015, Callable 11/1/2008 @ 101, (FGIC) ..........     1,125,000      1,150,447
    AAA/AAA         5.000%, 11/1/2016, Callable 11/1/2008 @ 101, (FGIC) ..........     1,110,000      1,134,353
                                                                                                    -----------
                 Total Other New York State Bonds.................................                   13,301,788
                                                                                                    -----------
                 Total Municipal Securities (Cost $77,381,206)....................                   78,199,462
                                                                                                    -----------
                 Short Term Investment (3.4%)(a)
                 Dreyfus New York Municipal Cash Management Fund..................     3,110,000      3,110,000
                                                                                                    -----------
                 Total Investments (Cost $80,491,206) -- 90.0%.....................                  81,309,462
                 Net Other Assets (Liabilities) -- 10.0%...........................                   9,011,160
                                                                                                    -----------
                 NET ASSETS -- 100.0%..............................................                 $90,320,622
                                                                                                    ===========

----------
(a)   Variable or Floating  Rate  Security.  Rate  disclosed is as of August 31,
      2007.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)



AMBAC Insured as to principal and interest by the American Municipal Bond Insurance Corp.

BOCES       Board of Cooperative Educational Services.

FGIC        Insured as to  principal  and  interest  by the  Financial  Guaranty
            Insurance Co.

FHA         Insured  as  to  principal  and  interest  by  the  Federal  Housing
            Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA         Insured as to principal and interest by Federal Security Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

Summary of Portfolio Holdings (Unaudited):

                                                              Percent of
The Empire Tax Free Bond Fund                                 Net Assets
-----------------------------                                 ----------
New York City..............................................      19.1%
New York State Agencies....................................      39.1%
Other New York State Bonds.................................      28.4%
Short Term Investments.....................................       3.4%
                                                                 ----
                                                                 90.0%
                                                                 ====

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                 August 31, 2007
                                   (Unaudited)

Assets:
   Investments in securities, at fair value (cost
     $80,491,206) (Note 2) .....................................   $81,309,462
   Cash ........................................................     8,203,219
   Interest and dividends receivable ...........................       906,951
   Receivable for capital shares issued ........................        15,150
   Prepaid expenses and other assets ...........................         8,609
                                                                   -----------
   Total Assets ................................................    90,443,391
                                                                   -----------
Liabilities:
   Dividends payable ...........................................        15,350
   Advisory fees payable (Note 4) ..............................        30,758
   Administration fees payable (Note 4) ........................         3,133
   Transfer agency fees payable (Note 4) .......................        17,811
   Custodian fees payable ......................................         6,340
   Compliance services fees payable (Note 4) ...................         1,321
   Other accrued expenses ......................................        48,056
                                                                   -----------
   Total Liabilities ...........................................       122,769
                                                                   -----------
Net Assets .....................................................   $90,320,622
                                                                   ===========
Net Assets:
   Capital .....................................................   $88,965,996
   Accumulated undistributed net investment income .............       137,210
   Accumulated undistributed net realized gains from investments       399,160
   Net unrealized appreciation of investments ..................       818,256
                                                                   -----------
Net Assets .....................................................   $90,320,622
                                                                   ===========
Builder Class:
   Net Assets ..................................................   $42,708,742
   Shares of Beneficial Interest Outstanding ...................     2,470,629
                                                                   -----------
   Net Asset Value, Offering and Redemption Price per share ....   $     17.29
                                                                   ===========
Premier Class:
   Net Assets ..................................................   $47,611,880
   Shares of Beneficial Interest Outstanding ...................     2,753,755
                                                                   -----------
   Net Asset Value, Offering and Redemption Price per share ....   $     17.29
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                    For the Six Months Ended August 31, 2007
                                   (Unaudited)

Investment Income:
   Interest ...................................................     $ 2,040,639
   Dividend ...................................................          32,609
                                                                    -----------
   Total Investment Income ....................................       2,073,248
Expenses:
   Advisory fees (Note 4) .....................................         185,802
   Administration fees (Note 4) ...............................         103,926
   Fund accounting fees (Note 4) ..............................          33,304
   Transfer agency fees - Builder Class (Note 4) ..............          58,066
   Transfer agency fees - Premier Class (Note 4) ..............          18,538
   Custody fees ...............................................          15,810
   Trustees' fees (Note 4) ....................................          33,897
   Compliance services fee (Note 4) ...........................          37,387
   Legal fees .................................................          34,633
   Other fees .................................................          52,625
                                                                    -----------
     Total Expenses ...........................................         573,988
     Less: Custody fee credit .................................          (8,066)
                                                                    -----------
   Total Net Expenses .........................................         565,922
                                                                    -----------
Net Investment Income .........................................       1,507,326
                                                                    -----------
Realized/Unrealized Gains on Investments (Notes 2 and 3)
   Net realized losses from investment transactions ...........         (75,963)
   Change in unrealized appreciation/depreciation from
     investment transactions ..................................      (1,853,949)
                                                                    -----------
   Net realized/unrealized  losses from investments ...........      (1,929,912)
                                                                    -----------
Change in net assets resulting from operations ................     $  (422,586)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                       Six Months Ended    Year Ended
                                                        August 31, 2007 February 28, 2007
                                                       ---------------- -----------------
                                                          (Unaudited)
From Investment Activities:
Operations:
   Net investment income .............................   $   1,507,326    $   3,201,587
   Net realized gains (losses) from
     investment transactions .........................         (75,963)         851,324
   Change in unrealized appreciation/depreciation from
     investment transactions .........................      (1,853,949)        (643,480)
                                                         -------------    -------------
   Change in net assets resulting from operations ....        (422,586)       3,409,431
                                                         -------------    -------------
Distributions to Shareholders from:
Net investment income:
   Builder Class .....................................        (677,996)      (1,465,943)
   Premier Class .....................................        (800,387)      (1,721,433)
Net realized gains from investment transactions:
   Builder Class .....................................            --           (150,345)
   Premier Class .....................................            --           (165,902)
   Total distributions ...............................      (1,478,383)      (3,503,623)
                                                         -------------    -------------
Change in net assets from capital share transactions .      (2,640,965)      (6,906,289)
                                                         -------------    -------------
   Change in net assets ..............................      (4,541,934)      (7,000,481)
Net Assets:
   Beginning of period ...............................      94,862,556      101,863,037
                                                         -------------    -------------
   End of period .....................................   $  90,320,622    $  94,862,556
                                                         =============    =============
   Accumulated net investment income .................   $     137,210    $     108,267
                                                         =============    =============
Capital Transactions:
Builder Class
   Proceeds from shares issued .......................   $     418,702    $     731,923
   Dividends reinvested ..............................         616,866        1,509,355
   Value of shares redeemed ..........................      (2,435,197)      (5,504,685)
                                                         -------------    -------------
     Total Builder Class .............................      (1,399,629)      (3,263,407)
                                                         -------------    -------------
Premier Class
   Proceeds from shares issued .......................         389,930          469,568
   Dividends reinvested ..............................         655,196        1,623,363
   Value of shares redeemed ..........................      (2,286,462)      (5,735,813)
                                                         -------------    -------------
     Total Premier Class .............................      (1,241,336)      (3,642,882)
                                                         -------------    -------------
Change in net assets from capital share transactions .   $  (2,640,965)   $  (6,906,289)
                                                         =============    =============
Share Transactions:
Builder Class
   Issued ............................................          24,128           41,662
   Reinvested ........................................          35,463           85,919
   Redeemed ..........................................        (139,801)        (313,777)
                                                         -------------    -------------
     Total Builder Class Shares ......................         (80,210)        (186,196)
                                                         -------------    -------------
Premier Class
   Issued ............................................          22,506           26,740
   Reinvested ........................................          37,670           92,388
   Redeemed ..........................................        (131,168)        (326,261)
                                                         -------------    -------------
     Total Premier Class Shares ......................         (70,992)        (207,133)
                                                         -------------    -------------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                   Six Months Ended
                                   August 31, 2007              Year Ended              Year Ended
                                     (Unaudited)            February 28, 2007       February 28, 2006
                                  -------------------      --------------------    --------------------
                                  Builder     Premier      Builder      Premier    Builder      Premier
                                   Class       Class        Class        Class      Class        Class
                                  -------     -------      -------      -------    -------      -------
Net Asset Value,
  Beginning of Period .........   $17.64      $17.65       $17.66       $17.66     $17.77       $17.77
                                 -------     -------      -------      -------    -------      -------
Investment Activities:
  Net investment income .......     0.28        0.29         0.56         0.59       0.46         0.50
  Net realized/ unrealized
    gains/(losses) on
    investments ...............    (0.36)      (0.36)        0.04         0.05      (0.10)       (0.10)
                                 -------     -------      -------      -------    -------      -------
Total from Investment
  Operations ..................    (0.08)      (0.07)        0.60         0.64       0.36         0.40
                                 -------     -------      -------      -------    -------      -------
Distributions:
  Net investment income .......    (0.27)      (0.29)       (0.56)       (0.59)     (0.46)       (0.50)
  Net realized capital gains ..       --          --        (0.06)       (0.06)     (0.01)       (0.01)
                                 -------     -------      -------      -------    -------      -------
  Total distributions .........    (0.27)      (0.29)       (0.62)       (0.65)     (0.47)       (0.51)
                                 =======     =======      =======      =======    =======      =======
Net Asset Value,
  End of Period ...............   $17.29      $17.29       $17.64       $17.65     $17.66       $17.66

Total Return (a) ..............    (0.45)%     (0.41)%       3.44%        3.70%      2.07%        2.26%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) ............  $42,709     $47,612      $45,010      $49,853    $48,323      $53,540
  Ratios of Net Investment
    Income to Average
    Net Assets (b) ............     3.15%       3.33%        3.19%        3.39%      2.67%        2.86%
  Ratios of Net Expenses
    to  Average Net
    Assets (b) (c) ............     1.32%       1.13%        1.28%        1.08%      1.20%        1.01%
  Ratios of Expenses to
  Average Net Assets* (b)           1.32%       1.13%        1.30%        1.10%      1.21%        1.02%
  Portfolio Turnover
    Rate(a) (d) ...............    27.72%      27.72%      134.56%      134.56%     52.14%       52.14%

                                       Year Ended              Year Ended             Year Ended
                                   February 28, 2005       February 29, 2004       February 28, 2003
                                  -------------------     --------------------     ------------------
                                  Builder     Premier     Builder      Premier      Builder   Premier
                                   Class       Class       Class        Class        Class     Class
                                  -------     -------     -------      -------     --------   -------
Net Asset Value,
  Beginning of Period .........   $18.12      $18.13      $18.08       $18.08       $17.80    $17.80
                                 -------     -------     -------      -------      -------   -------
Investment Activities:
  Net investment income .......     0.41        0.45        0.51         0.55         0.61      0.66
  Net realized/ unrealized
    gains/(losses) on
    investments ...............    (0.22)      (0.23)       0.22         0.23         0.54      0.54
                                 -------     -------     -------      -------      -------   -------
Total from Investment
  Operations ..................     0.19        0.22        0.73         0.78         1.15      1.20
                                 -------     -------     -------      -------      -------   -------
Distributions:
  Net investment income .......    (0.41)      (0.45)      (0.51)       (0.55)       (0.61)    (0.66)
  Net realized capital gains ..    (0.13)      (0.13)      (0.18)       (0.18)       (0.26)    (0.26)
                                 -------     -------     -------      -------      -------   -------
  Total distributions .........    (0.54)      (0.58)      (0.69)       (0.73)       (0.87)    (0.92)
                                 =======     =======     =======      =======      =======   =======
Net Asset Value,
  End of Period ...............   $17.77      $17.77      $18.12       $18.13       $18.08    $18.08

Total Return (a) ..............     1.11%       1.29%       4.16%        4.40%        6.62%     6.90%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) ............  $52,222     $56,313     $55,504      $61,048      $56,677   $61,025
  Ratios of Net Investment
    Income to Average
    Net Assets (b) ............     2.32%       2.55%       2.85%        3.03%        3.44%     3.71%
  Ratios of Net Expenses
    to  Average Net
    Assets (b) (c) ............     1.18%       0.95%       1.04%        0.86%        1.16%     0.89%
  Ratios of Expenses to
  Average Net Assets* (b)           1.22%       0.99%       1.05%        0.87%        1.16%     0.89%
  Portfolio Turnover
    Rate(a) (d) ...............   100.38%     100.38%     202.77%      202.77%      213.97%   213.97%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the administrator.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c) Ratio as disclosed reflects the impact of custody fee credits from the custodian. Had the custody credits not been included the impact would have been to increase the ratios by 0.00%, 0.02%, 0.01%, 0.01%, 0.01% and
      0.00%, for the six months ended August 31, 2007 and the years 2007, 2006, 2005, 2004 and 2003, respectively.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                                 August 31, 2007

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                 August 31, 2007

New Accounting Pronouncements

      As required, effective June 29, 2007 (or applicable effective date), the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

      In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. At this time, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. By distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                 August 31, 2007

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the period ended August 31, 2007. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the period ended August 31, 2007, amounted to $23,809,191 and $43,140,334, respectively. During the period, there were no purchases or sales of long-term U.S. Government Securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the period ended August 31, 2007, there was no reduction of advisory fees pursuant to this agreement.

      Citi Fund Services Ohio, Inc. ("Citi Ohio" or the "Administrator") and Citi Fund Services, Inc. ("Citi"), subsidiaries of Citi Investor Services, Inc., serves as the Fund's administrator, transfer agent and fund accountant. Citi Ohio and Citi receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                 August 31, 2007

minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and Citi Ohio (the "CCO Agreement"), Citi Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred for the Fund are reflected on the Statement of Operations as "Compliance service fees". Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $2,100 in retainer per quarter and a $900 fee for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended August 31, 2007, actual Trustee compensation was $61,000 in total from the Fund.

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6. Federal Income Tax Information:

      As of February 28, 2007, the Fund had no net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards could be used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

      Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. After October 31, 2006, for Federal income tax purposes, the Fund did not incur any net capital losses.

      The tax character of current year distributions paid and the tax basis of the current components of the accumulated earnings (deficit) will be determined at the end of the current tax year, February 29, 2008.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                 August 31, 2007

      As of August 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

                                                                       Tax        Net Unrealized
                                                  Tax Unrealized    Unrealized     Appreciation
Fund                                  Tax Cost     Appreciation   (Depreciation)  (Depreciation)
----                                 ----------  ---------------- -------------- ----------------
Empire Builder Tax-Free Bond Fund     80,547,451    1,348,006      (585,995)       762,011

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

      The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     [LOGO]
                                 EMPIRE BUILDER

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                                     [LOGO]
                                 EMPIRE BUILDER
                               TAX FREE BOND FUND
                               Semi-Annual Report
                                 August 31, 2007

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            Citi Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                          Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                  Independent Registered Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

540592

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)*  /s/ Aaron Masek
                          ----------------------
                          Aaron Masek, Treasurer

Date October 31, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Seth M. Glickenhaus
                          ----------------------------------
                            Seth M. Glickenhaus, President

Date October 31, 2007

By (Signature and Title)*  /s/ Aaron Masek
                          --------------------------
                            Aaron Masek, Treasurer

Date October 31, 2007

* Print the name and title of each signing officer under his or her signature.